Stock-Based Compensation (Details) - Schedule of table summarizes the activity for all restricted stock units granted	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of table summarizes the activity for all restricted stock units granted [Abstract]
Shares Unvested | shares
Weighted- average grant date fair value Unvested | $ / shares
Shares Granted | shares	7,040,998
Weighted- average grant date fair value Granted | $ / shares	$ 18.38
Shares Vested | shares
Weighted- average grant date fair value Vested | $ / shares
Shares Cancelled | shares
Weighted- average grant date fair value Cancelled | $ / shares
Shares Unvested | shares	7,040,998
Weighted- average grant date fair value Unvested | $ / shares	$ 18.38